Accounts Payable and Accrued Expenses (Details) (USD $)	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Accounts Payable & Accruals -General and Administrative	$ 3,640,370	$ 3,556,160	$ 4,805,091
Accounts Payable & Accruals - Research and Development	3,263,481	2,691,192	2,151,333
Accounts Payable & Accruals - Selling and Marketing	323,953	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 10)	143,370	402,300	347,490
Executive Compensation and Directors' Fees Payable	55,745	75,466	0
Total	$ 7,426,919	$ 7,015,652	$ 7,738,179